Feb-04-05 03:10pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-052 P.002/003 F-413

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05001239

Cert NYS

1-32425

NYSE

RECD S.E.C.
FEB 4 2005
082

February 4, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, FTD GROUP, INC., Common Stock, par value $.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on February 4, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
FEB 07 2005
THOMSON
FINANCIAL